SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2025	Dec. 20, 2024	Sep. 05, 2024	Mar. 07, 2024	Sep. 07, 2023	Dec. 20, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt discount	$ 116,000	$ 63,000	$ 339,000	$ 175,000
Iris
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash held outside the trust account	62,242		65,343	156,425
Restricted cash	27,347		12,347	85,084
Cash and Cash Equivalents held in Trust Account	1,345,389		2,016,274	4,291,332
Vendors agreed to forgive outstanding payables	365,189		350,000
Forgive of cash payments	$ 250,000		$ 75,000
Forgiveness of unrelated vendor payables				$ 275,000
Redemption value per share	$ 9.51		$ 10.07	$ 9.96
Class A common stock in the calculation of diluted income per share	11,913,333		11,913,333
Debt discount	$ 57,098	$ 1,339
Interest expense			$ 12,085
Embedded derivative for the redemption feature for the amount			150.00%
Unrecognized tax benefits	0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0		0	0
Extension deposits due from Sponsor	$ 192,083		$ 160,677	0
Percentage of excise tax on fair market value of shares redeemed			1.00%
Excise tax payable			$ 129,008	103,587
Corporate alternative minimum tax			15.00%
Percentage of interest on additional interest and penalties			10.00%
Percentage of underpayment penalty			5.00%
Maximum underpayment penalty percentage of the total liability			25.00%
Class A common stock pending redemption (in shares)	59,844		64,453		59,844	64,453
Restricted cash held in trust account, amount owed to the stockholders	$ 702,359		$ 739,195
Iris | Related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt discount			1,339	103,089
Class A common stock subject to possible redemption | Iris
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents held in Trust Account			$ 2,016,274	$ 4,291,332
Redemption value per share	$ 9.51		$ 10.07	$ 9.96	$ 11.74	$ 11.47	$ 11.17	$ 10.58	$ 10.29	$ 10.08
Common stock exercised					59,844	64,453	48,107	119,572	1,006,495	26,186,896
Redemptions left in trust							$ 537,200	$ 1,265,669